Other investments - Financial assets measured at FVTPL (Details)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Other investments
Non-current	¥ 73,870,000
Investment in an unlisted enterprise
Other investments
Non-current	73,870,000	$ 10,409,000
Financial assets measured at FVTPL
Other investments
Current	205,329,000		¥ 210,523,000
Financial assets measured at FVTPL | Investment in an unlisted enterprise
Other investments
Non-current	73,870,000		0
Financial assets measured at FVTPL | Investment in a trust investment scheme
Other investments
Current	¥ 205,329,000		208,649,000
Financial assets measured at FVTPL | Other
Other investments
Current			¥ 1,874,000